CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (3,854)	$ (6,118)	$ (812)	$ (7,334)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	487	475	730	431
Stock-based compensation	2,311	457	584	378
Loss on sale of property and equipment			127	0
Change in fair value of warrants	3,191	51	86	24
Non-cash interest expense			22	0
Changes in operating assets and liabilities:
Increase in trade receivables, net	581	(115)	(8,372)	(5,174)
Decrease/ (increase) in prepaid expenses and other assets	(1,587)	158	78	(546)
(Decrease)/ increase in trade payables	710	(753)	(545)	721
Increase in employees and payroll accruals	355	1,735	1,914	1,579
Increase in accrued expenses and other liabilities	852	1,633	2,029	939
Net cash used in operating activities	3,046	(2,477)	(4,159)	(8,982)
Cash Flows from Investing Activities:
Internal use software capitalization	(1,049)	0
Founders’ note receivable	(459)	0
Purchase of property and equipment	(378)	(799)	(1,030)	(1,657)
Proceeds from sale of property and equipment			6	0
Acquisitions of business, net of cash acquired (see Note 5)			0	(4,232)
Decrease/ (increase) in deposits	(58)	54	76	(333)
Net cash used in investing activities	(1,944)	(745)	(948)	(6,222)
Cash Flows from Financing Activities:
Capital contributions	0	504	504	0
Proceeds from issuance of preferred stocks, net of issuance cost			0	29,692
Proceeds from loans	0	9,025	15,516	0
Loan repayment	(3,033)	0	(6,504)	(6,000)
Repayment of acquisition liability	(126)	0	(592)	0
Proceeds from exercise of options	882	30	78	99
Net cash provided by financing activities	(2,277)	9,559	9,002	23,791
(Decrease)/ increase in cash, cash equivalents and restricted cash	(1,175)	6,337	3,895	8,587
Cash, cash equivalents and restricted cash at the beginning of the year	16,092	12,197	12,197	3,610
Cash, cash equivalents and restricted cash at the end of the year	14,917	18,394	16,092	12,197
Supplemental disclosure of cash flows activities:
Income taxes	216	221	308	208
Interest	189	171	272	328
Non-cash Investing and Financing Activities:
Accrued acquisition liability	0	126	126	718
Accretion of preferred stocks to redemption value	52,993	3,873	7,297	2,007
Deferred offering cost included in accrued liabilities	2,406	0
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position
Cash and cash equivalents	14,472	17,976	15,645	11,641
Restricted cash in restricted deposits	445	418
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 14,917	$ 18,394	$ 16,092	$ 12,197